Shareholder Report, Line Graph (Details)	6 Months Ended	9 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
C000244680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	14.30%	25.87%
C000244680 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	14.47%	26.18%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	15.29%	29.23%